LVIP JPMorgan Retirement Income Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–59.94%
Equity Funds–18.76%
JPMorgan BetaBuilders Mid Cap Equity ETF	53,555	$ 4,697,309
✧JPMorgan Equity Index Fund	509,890	33,402,896
✧JPMorgan Realty Income Fund	195,257	3,114,352
✧JPMorgan Small Cap Equity Fund	20,196	1,537,305
✧JPMorgan Small Cap Growth Fund	23,998	704,592
✧JPMorgan Small Cap Value Fund	18,651	628,524
		44,084,978
Fixed Income Funds–24.93%
JPMorgan BetaBuilders MSCI US REIT ETF	14,353	1,380,256
✧JPMorgan Floating Rate Income Fund	1,441,081	12,912,086
✧JPMorgan High Yield Fund	2,052,474	15,003,588
JPMorgan High Yield Research Enhanced ETF	224,098	11,668,783
✧JPMorgan Inflation Managed Bond Fund	1,609,189	17,636,708
		58,601,421
International Equity Funds–10.06%
✧JPMorgan Emerging Markets Equity Fund	183,291	7,621,258
✧JPMorgan International Equity Fund	263,035	5,592,121
✧JPMorgan International Research Enhanced Equity Fund	506,707	10,443,222
		23,656,601
Money Market Funds–6.19%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 0.03%)	12,702,029	12,708,380
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	1,835,814	1,835,814
		14,544,194
Total Investment Companies (Cost $117,893,725)		140,887,194

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.61%
Fannie Mae REMICs
Series 1991-141 PZ 8.00% 10/25/21	65	$ 65
Series 2009-100 PN 5.00% 11/25/39	190,116	201,251
Series 2009-20 DT 4.50% 4/25/39	673,604	764,461
Series 2011-112 PB 4.00% 11/25/41	683,586	746,470
Series 2011-52 KB 5.50% 6/25/41	581,997	665,418
Series 2011-55 BZ 3.50% 6/25/41	419,846	452,392
•Series 2011-86 NF 0.64% (LIBOR01M + 0.55%) 9/25/41	122,199	123,785
*•Series 2012-122 SD 6.01% (6.10% minus LIBOR01M) 11/25/42	99,827	18,291
Series 2012-14 Z 4.00% 3/25/42	502,680	547,348
Series 2012-54 WG 3.50% 1/25/41	14,784	14,836
*Series 2012-98 MI 3.00% 8/25/31	66,216	2,624
*Series 2013-55 AI 3.00% 6/25/33	126,529	13,729
•Series 2013-57 FN 0.44% (LIBOR01M + 0.35%) 6/25/43	53,498	53,877
*Series 2013-7 EI 3.00% 10/25/40	39,149	1,425
Series 2014-19 Z 4.50% 4/25/44	623,247	704,494
Series 2015-40 GZ 3.50% 5/25/45	84,847	90,306
Series 2015-89 AZ 3.50% 12/25/45	29,427	31,907
*•Series 2015-95 SH 5.91% (6.00% minus LIBOR01M) 1/25/46	96,270	17,845
*Series 2016-50 IB 3.00% 2/25/46	41,314	3,974
*•Series 2016-55 SK 5.91% (6.00% minus LIBOR01M) 8/25/46	96,521	21,072
*•Series 2016-62 SA 5.91% (6.00% minus LIBOR01M) 9/25/46	198,263	44,198
*•Series 2016-74 GS 5.91% (6.00% minus LIBOR01M) 10/25/46	47,190	10,401
*Series 2017-12 JI 3.50% 5/25/40	33,753	1,495
Series 2019-65 PA 2.50% 5/25/48	477,520	493,641
LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs
Series 2893 PE 5.00% 11/15/34	119,270	$ 133,596
Series 3843 PZ 5.00% 4/15/41	1,008,966	1,158,818
Series 3893 PU 4.00% 7/15/41	439,646	478,391
Series 3939 BZ 4.50% 6/15/41	395,000	431,180
•Series 3984 DF 0.63% (LIBOR01M + 0.55%) 1/15/42	101,306	103,210
Series 4065 DE 3.00% 6/15/32	40,000	42,265
*Series 4109 AI 3.00% 7/15/31	133,391	5,666
*Series 4161 IM 3.50% 2/15/43	36,557	6,090
*Series 4181 DI 2.50% 3/15/33	52,548	4,430
*•Series 4184 GS 6.04% (6.12% minus LIBOR01M) 3/15/43	96,407	20,525
Series 4219 AB 3.50% 1/15/43	140,783	144,802
•Series 4286 VF 0.53% (LIBOR01M + 0.45%) 12/15/43	71,384	72,114
*Series 4342 CI 3.00% 11/15/33	26,455	1,861
Series 4457 KZ 3.00% 4/15/45	111,508	117,228
*•Series 4494 SA 6.10% (6.18% minus LIBOR01M) 7/15/45	29,179	5,640
*Series 4543 HI 3.00% 4/15/44	38,263	2,383
*•Series 4594 SG 5.92% (6.00% minus LIBOR01M) 6/15/46	279,956	62,451
Series 4614 HB 2.50% 9/15/46	101,000	99,740
*•Series 4618 SA 5.92% (6.00% minus LIBOR01M) 9/15/46	62,223	13,233
Series 4623 LZ 2.50% 10/15/46	98,366	100,095
Series 4623 MW 2.50% 10/15/46	105,000	108,812
*Series 4625 BI 3.50% 6/15/46	97,128	12,818
*•Series 4631 GS 5.92% (6.00% minus LIBOR01M) 11/15/46	149,424	28,139
*•Series 4648 SA 5.92% (6.00% minus LIBOR01M) 1/15/47	114,371	22,708
Series 4657 VZ 3.00% 2/15/47	573,602	593,632
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 4739 PA 3.00% 11/15/46	369,689	$ 388,111
*•Freddie Mac Strips
Series 267 S5 5.92% (6.00% minus LIBOR01M) 8/15/42	83,169	13,766
Series 299 S1 5.92% (6.00% minus LIBOR01M) 1/15/43	61,053	10,724
Series 326 S2 5.87% (5.95% minus LIBOR01M) 3/15/44	47,800	8,557
♦Freddie Mac Structured Pass-Through Certificates Series T-58 2A 6.50% 9/25/43	36,900	42,907
GNMA
Series 2012-136 MX 2.00% 11/20/42	40,000	39,993
Series 2013-113 AZ 3.00% 8/20/43	315,963	329,249
Series 2013-113 LY 3.00% 5/20/43	29,000	30,571
*Series 2015-142 AI 4.00% 2/20/44	10,631	294
Series 2015-64 GZ 2.00% 5/20/45	116,897	111,152
*Series 2015-74 CI 3.00% 10/16/39	72,296	3,614
*•Series 2016-108 SK 5.96% (6.05% minus LIBOR01M) 8/20/46	138,742	27,777
Series 2016-111 PB 2.50% 8/20/46	97,000	100,701
*Series 2016-116 GI 3.50% 11/20/44	159,894	14,336
*Series 2016-118 DI 3.50% 3/20/43	198,040	15,573
*•Series 2016-120 AS 6.01% (6.10% minus LIBOR01M) 9/20/46	154,811	32,384
*•Series 2016-120 NS 6.01% (6.10% minus LIBOR01M) 9/20/46	218,860	46,651
*•Series 2016-121 JS 6.01% (6.10% minus LIBOR01M) 9/20/46	147,049	28,786
Series 2016-134 MW 3.00% 10/20/46	9,653	10,123
Series 2016-156 PB 2.00% 11/20/46	61,000	57,960
*Series 2016-160 GI 3.50% 11/20/46	127,244	19,461
*Series 2016-163 MI 3.50% 11/20/46	7,911	171
*Series 2016-163 XI 3.00% 10/20/46	33,606	2,681

LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA REMIC
Series 2010-29 AG 4.00% 10/20/39	488,775	$ 535,042
Series 2012-117 BC 1.25% 9/20/27	160,119	161,617
Total Agency Collateralized Mortgage Obligations (Cost $10,766,163)		10,827,333
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.88%
Fannie Mae-Aces
Series 2017-M11 A2 2.98% 8/25/29	275,000	301,183
•Series 2017-M8 A2 3.06% 5/25/27	555,000	602,070
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K066 A2 3.12% 6/25/27	340,000	373,287
♦Series K067 A2 3.19% 7/25/27	637,000	702,372
♦Series K725 A2 3.00% 1/25/24	185,000	193,870
♦•Series K731 AM 3.60% 2/25/25	1,200,000	1,300,780
♦•Series KS03 A4 3.16% 5/25/25	150,000	160,428
•FREMF Mortgage Trust
Series 2012-K18 B 4.32% 1/25/45	85,000	85,787
Series 2012-K22 B 3.81% 8/25/45	150,000	153,736
Series 2013-K29 C 3.60% 5/25/46	295,000	304,710
Series 2013-K32 B 3.64% 10/25/46	110,000	115,094
Series 2013-K33 B 3.61% 8/25/46	120,000	125,850
Total Agency Commercial Mortgage-Backed Securities (Cost $4,153,466)		4,419,167
AGENCY MORTGAGE-BACKED SECURITIES–3.69%
Fannie Mae
2.53% 7/1/26	130,338	137,400
2.60% 9/1/28	289,707	309,719
2.64% 2/1/23	450,000	459,195
3.16% 12/1/26	477,394	520,214
•3.18% 9/1/27	415,069	454,391
3.77% 12/1/25	649,928	715,816
3.88% 12/1/28	395,000	453,148
•Fannie Mae ARM
2.08% (LIBOR12M + 1.83%) 8/1/35	627	630
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Fannie Mae ARM (continued)
2.87% (LIBOR12M + 1.60%) 7/1/45	15,713	$ 16,354
3.10% (LIBOR12M + 1.53%) 3/1/44	54,200	56,283
Fannie Mae S.F. 15 yr 3.50% 2/1/35	706,241	759,113
Fannie Mae S.F. 20 yr
3.00% 8/1/32	385,430	411,380
3.50% 4/1/35	301,881	326,770
Fannie Mae S.F. 30 yr
2.00% 8/1/50	672,624	674,939
3.50% 7/1/42	477,752	521,810
3.50% 7/1/46	354,124	386,850
4.00% 7/1/45	186,642	205,423
5.50% 11/1/34	2,216	2,549
5.50% 4/1/37	55,528	64,628
5.50% 8/1/37	8,748	10,098
5.50% 3/1/38	11,234	13,114
5.50% 6/1/39	20,227	23,534
5.50% 7/1/40	23,564	27,466
5.50% 5/1/44	515,666	597,192
6.00% 9/1/36	11,897	14,052
6.00% 12/1/36	2,661	3,142
6.00% 6/1/37	1,406	1,662
6.00% 9/1/38	7,524	8,878
6.00% 11/1/38	5,457	6,550
6.00% 10/1/39	78,243	92,307
6.00% 11/1/40	3,872	4,676
7.50% 6/1/31	2,988	3,466
•Freddie Mac ARM
2.62% (LIBOR12M + 1.63%) 10/1/46	34,763	36,099
2.96% (LIBOR12M + 1.63%) 10/1/45	24,454	25,455
3.09% (LIBOR12M + 1.62%) 3/1/46	28,133	29,300
Freddie Mac S.F. 30 yr
4.00% 4/1/45	99,884	109,570
5.00% 6/1/36	41,705	47,547
5.50% 3/1/34	3,038	3,513
5.50% 12/1/34	2,737	3,167
5.50% 12/1/35	2,655	3,084
5.50% 8/1/40	6,275	7,225
5.50% 6/1/41	30,957	35,573
6.00% 2/1/36	5,828	6,888
6.00% 3/1/36	8,587	10,149
6.00% 8/1/38	8,829	10,437
6.00% 5/1/40	14,500	17,110
6.50% 4/1/39	14,874	17,381
7.00% 11/1/33	517	596
GNMA I S.F. 30 yr
5.50% 2/15/41	16,786	19,388
7.00% 12/15/34	25,969	30,118

LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr
2.50% 1/20/51	775,630	$ 799,359
5.50% 5/20/37	10,168	11,809
5.50% 4/20/40	5,282	6,078
6.00% 2/20/39	16,657	19,096
6.00% 10/20/39	43,520	50,982
6.00% 2/20/40	42,143	49,375
6.00% 4/20/46	14,539	16,939
6.50% 10/20/39	19,806	22,778
Total Agency Mortgage-Backed Securities (Cost $8,444,351)		8,671,765
CORPORATE BONDS–13.29%
Aerospace & Defense–0.36%
Boeing
2.75% 2/1/26	405,000	421,864
4.88% 5/1/25	115,000	127,985
Lockheed Martin 1.85% 6/15/30	80,000	79,604
Raytheon Technologies 4.15% 5/15/45	175,000	205,881
		835,334
Agriculture–0.12%
Bunge Limited Finance 1.63% 8/17/25	10,000	10,104
Reynolds American
4.45% 6/12/25	70,000	77,169
5.85% 8/15/45	170,000	203,976
		291,249
Airlines–0.02%
♦American Airlines Pass Through Trust 3.38% 11/1/28	56,131	56,750
		56,750
Auto Manufacturers–0.46%
American Honda Finance 2.00% 3/24/28	170,000	172,839
General Motors Financial 1.25% 1/8/26	175,000	172,780
Hyundai Capital America 1.00% 9/17/24	320,000	318,867
Nissan Motor Acceptance 2.00% 3/9/26	165,000	165,386
Toyota Motor Credit 2.15% 2/13/30	240,000	243,785
		1,073,657
Banks–2.41%
μBanco Santander 1.72% 9/14/27	200,000	199,071
Bank of America
μ1.66% 3/11/27	220,000	221,263
μ2.09% 6/14/29	140,000	139,775
4.18% 11/25/27	275,000	306,557
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
μ4.44% 1/20/48	240,000	$ 296,239
Bank of Montreal 1.25% 9/15/26	185,000	183,615
Bank of Nova Scotia 3.40% 2/11/24	125,000	132,847
Citigroup
3.20% 10/21/26	49,000	52,831
8.13% 7/15/39	150,000	256,340
Cooperatieve Rabobank 3.75% 7/21/26	250,000	275,526
Credit Suisse Group 4.28% 1/9/28	250,000	277,870
Fifth Third Bancorp 3.65% 1/25/24	50,000	53,348
Goldman Sachs Group
3.85% 1/26/27	80,000	87,898
5.15% 5/22/45	200,000	262,254
μHSBC Holdings 0.98% 5/24/25	210,000	209,630
μMacquarie Group 2.69% 6/23/32	275,000	274,589
Morgan Stanley
μ1.59% 5/4/27	60,000	60,179
μ3.22% 4/22/42	25,000	26,153
3.95% 4/23/27	265,000	294,708
4.00% 7/23/25	170,000	187,289
Northern Trust 1.95% 5/1/30	60,000	60,182
Regions Financial 1.80% 8/12/28	185,000	182,806
Societe Generale 2.63% 1/22/25	200,000	207,664
Sumitomo Mitsui Financial Group 3.78% 3/9/26	265,000	292,311
Toronto-Dominion Bank 2.00% 9/10/31	320,000	314,489
μUBS Group 2.10% 2/11/32	226,000	219,886
Wells Fargo & Co.
μ3.07% 4/30/41	105,000	107,897
4.75% 12/7/46	175,000	219,172
Westpac Banking 2.35% 2/19/25	260,000	271,989
		5,674,378
Beverages–0.32%
Anheuser-Busch InBev Worldwide
4.70% 2/1/36	260,000	314,194
4.95% 1/15/42	105,000	129,716
Constellation Brands 3.60% 2/15/28	165,000	181,294
Keurig Dr Pepper 3.35% 3/15/51	125,000	129,757
		754,961

LVIP JPMorgan Retirement Income Fund–4

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.13%
Biogen 2.25% 5/1/30	165,000	$ 164,114
Royalty Pharma 3.35% 9/2/51	140,000	132,643
		296,757
Building Materials–0.13%
Eagle Materials 2.50% 7/1/31	140,000	139,123
Martin Marietta Materials
3.45% 6/1/27	75,000	81,673
3.50% 12/15/27	75,000	82,496
		303,292
Chemicals–0.25%
Celanese US Holdings 3.50% 5/8/24	5,000	5,329
DuPont de Nemours 5.32% 11/15/38	125,000	161,084
International Flavors & Fragrances 1.83% 10/15/27	35,000	35,051
Mosaic 4.25% 11/15/23	70,000	74,642
Nutrien 3.38% 3/15/25	145,000	155,318
Sherwin-Williams 2.30% 5/15/30	165,000	166,553
		597,977
Commercial Services–0.36%
Element Fleet Management 3.85% 6/15/25	145,000	156,127
Element Fleet Management 1.60% 4/6/24	20,000	20,288
Global Payments 2.65% 2/15/25	160,000	167,233
Moody's 3.25% 5/20/50	60,000	61,448
Quanta Services 0.95% 10/1/24	155,000	155,071
Triton Container International
0.80% 8/1/23	110,000	109,912
2.05% 4/15/26	170,000	170,551
		840,630
Computers–0.13%
Apple
3.45% 2/9/45	130,000	143,949
3.85% 5/4/43	135,000	157,726
		301,675
Diversified Financial Services–0.88%
AerCap Ireland Capital 3.15% 2/15/24	180,000	187,696
Air Lease
1.88% 8/15/26	250,000	249,127
2.88% 1/15/26	76,000	79,412
3.25% 3/1/25	185,000	195,321
Aviation Capital Group
1.95% 9/20/26	140,000	138,516
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Aviation Capital Group (continued)
4.88% 10/1/25	80,000	$ 88,164
Avolon Holdings Funding
2.53% 11/18/27	47,000	46,225
2.88% 2/15/25	235,000	241,795
3.63% 5/1/22	110,000	111,645
5.50% 1/15/26	220,000	246,622
Capital One Financial 3.75% 3/9/27	80,000	88,506
GE Capital International Funding Unlimited 4.42% 11/15/35	200,000	240,010
ORIX
3.25% 12/4/24	30,000	32,126
3.70% 7/18/27	110,000	121,661
		2,066,826
Electric–1.05%
AEP Texas 3.45% 1/15/50	170,000	175,453
Ameren 1.75% 3/15/28	25,000	24,501
Avangrid 3.80% 6/1/29	85,000	94,644
Berkshire Hathaway Energy 3.70% 7/15/30	155,000	174,641
CenterPoint Energy
2.65% 6/1/31	15,000	15,317
2.95% 3/1/30	95,000	99,395
Duke Energy 2.55% 6/15/31	55,000	55,727
Duke Energy Indiana 3.25% 10/1/49	10,000	10,348
Duquesne Light Holdings
2.78% 1/7/32	90,000	89,918
3.62% 8/1/27	95,000	101,900
Emera US Finance 3.55% 6/15/26	155,000	167,538
Entergy Louisiana
0.95% 10/1/24	220,000	220,055
2.90% 3/15/51	5,000	4,880
Entergy Texas 4.00% 3/30/29	20,000	22,383
Evergy 2.90% 9/15/29	160,000	167,915
Exelon 3.50% 6/1/22	150,000	152,618
Fortis 3.06% 10/4/26	50,000	53,647
ITC Holdings 2.95% 5/14/30	80,000	83,956
Metropolitan Edison 4.00% 4/15/25	125,000	131,767
NextEra Energy Capital Holdings 2.25% 6/1/30	65,000	65,371
Pacific Gas and Electric 1.37% 3/10/23	250,000	249,127
Pennsylvania Electric 3.60% 6/1/29	85,000	91,315
Public Service Enterprise Group 1.60% 8/15/30	60,000	56,773
Public Serviceof Oklahoma 3.15% 8/15/51	35,000	34,847

LVIP JPMorgan Retirement Income Fund–5

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Puget Energy 2.38% 6/15/28	30,000	$ 30,007
Wisconsin Public Service 3.30% 9/1/49	90,000	94,522
		2,468,565
Electronics–0.04%
Arrow Electronics 3.25% 9/8/24	96,000	101,813
		101,813
Environmental Control–0.03%
Republic Services 1.45% 2/15/31	85,000	79,651
		79,651
Food–0.17%
Kroger 4.45% 2/1/47	170,000	203,237
Sysco 5.65% 4/1/25	170,000	195,523
		398,760
Gas–0.22%
APT Pipelines 4.20% 3/23/25	90,000	97,895
Atmos Energy 4.15% 1/15/43	100,000	115,176
NiSource 3.95% 3/30/48	150,000	169,739
Southern California Gas 4.30% 1/15/49	85,000	105,062
SouthernGas Capital 3.15% 9/30/51	25,000	25,041
		512,913
Health Care Products–0.04%
Abbott Laboratories 4.90% 11/30/46	65,000	88,009
		88,009
Health Care Services–0.14%
HCA
3.50% 7/15/51	205,000	203,213
4.75% 5/1/23	85,000	90,315
Quest Diagnostics 2.95% 6/30/30	40,000	42,240
		335,768
Insurance–0.50%
American Financial Group 3.50% 8/15/26	95,000	103,675
American International Group
3.40% 6/30/30	115,000	125,487
3.88% 1/15/35	45,000	50,845
Athene Global Funding
2.75% 6/25/24	75,000	78,706
3.00% 7/1/22	105,000	107,103
Berkshire Hathaway Finance 4.30% 5/15/43	175,000	212,686
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
F&G Global Funding 1.75% 6/30/26	70,000	$ 70,429
μManulife Financial 4.06% 2/24/32	90,000	98,667
Principal Financial Group 2.13% 6/15/30	185,000	183,248
μPrudential Financial 5.38% 5/15/45	140,000	154,430
		1,185,276
Machinery Diversified–0.01%
Xylem 2.25% 1/30/31	20,000	20,016
		20,016
Media–0.43%
Charter Communications Operating
3.70% 4/1/51	35,000	34,077
3.75% 2/15/28	165,000	180,700
4.80% 3/1/50	150,000	168,331
Comcast
3.25% 11/1/39	85,000	89,743
3.90% 3/1/38	115,000	130,587
Discovery Communications
2.95% 3/20/23	22,000	22,759
3.63% 5/15/30	155,000	168,100
ViacomCBS
4.20% 6/1/29	80,000	91,152
4.95% 1/15/31	95,000	113,492
		998,941
Mining–0.18%
Glencore Funding
1.63% 9/1/25	170,000	170,560
2.63% 9/23/31	60,000	58,758
Newcrest Finance Pty 3.25% 5/13/30	15,000	15,941
Teck Resources 3.90% 7/15/30	170,000	184,584
		429,843
Miscellaneous Manufacturing–0.06%
General Electric 6.75% 3/15/32	90,000	123,109
Parker-Hannifin 3.30% 11/21/24	15,000	16,074
		139,183
Oil & Gas–0.71%
BP Capital Markets America 3.63% 4/6/30	185,000	206,247
Cenovus Energy 4.40% 4/15/29	85,000	95,308
CNOOC Petroleum North America 5.88% 3/10/35	125,000	155,576
ConocoPhillips 2.40% 2/15/31	85,000	86,438

LVIP JPMorgan Retirement Income Fund–6

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Diamondback Energy 0.90% 3/24/23	250,000	$ 249,924
Exxon Mobil 3.00% 8/16/39	155,000	160,257
Lundin Energy Finance 2.00% 7/15/26	200,000	201,207
Marathon Petroleum
3.63% 9/15/24	29,000	31,118
4.70% 5/1/25	86,000	95,997
Phillips 66 1.30% 2/15/26	45,000	44,743
Pioneer Natural Resources 1.13% 1/15/26	125,000	123,397
Shell International Finance 4.38% 5/11/45	100,000	122,756
Suncor Energy 6.50% 6/15/38	65,000	90,306
		1,663,274
Oil & Gas Services–0.19%
Baker Hughes 4.49% 5/1/30	145,000	169,626
Halliburton 3.80% 11/15/25	11,000	12,047
National Oilwell Varco 3.60% 12/1/29	165,000	173,473
Schlumberger Holdings 4.30% 5/1/29	85,000	96,184
		451,330
Pharmaceuticals–0.41%
AbbVie
3.80% 3/15/25	85,000	92,298
4.25% 11/21/49	120,000	142,134
Becton Dickinson and Co. 2.82% 5/20/30	155,000	162,412
Bristol-Myers Squibb 4.13% 6/15/39	155,000	186,155
Cigna 3.40% 3/15/51	95,000	97,653
Shire Acquisitions Investments Ireland
2.88% 9/23/23	110,000	114,675
3.20% 9/23/26	85,000	91,687
Zoetis 2.00% 5/15/30	70,000	69,351
		956,365
Pipelines–0.57%
Boardwalk Pipelines
3.40% 2/15/31	15,000	15,763
4.95% 12/15/24	75,000	82,986
Cameron LNG 3.30% 1/15/35	15,000	16,021
Cheniere Corpus Christi Holdings 2.74% 12/31/39	120,000	118,867
Enterprise Products Operating 5.10% 2/15/45	185,000	230,188
Gray Oak Pipeline 2.60% 10/15/25	265,000	271,647
Kinder Morgan 3.25% 8/1/50	45,000	43,375
MPLX 4.13% 3/1/27	135,000	150,736
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK
3.40% 9/1/29	125,000	$ 133,310
5.20% 7/15/48	45,000	54,489
Sunoco Logistics Partners Operations
3.90% 7/15/26	155,000	169,219
5.35% 5/15/45	45,000	52,481
		1,339,082
Real Estate Investment Trusts–1.14%
Alexandria Real Estate Equities 1.88% 2/1/33	205,000	192,898
American Campus Communities Operating Partnership 2.85% 2/1/30	30,000	30,819
American Tower
3.80% 8/15/29	65,000	72,078
4.40% 2/15/26	100,000	111,709
Boston Properties
2.55% 4/1/32	100,000	99,858
3.40% 6/21/29	85,000	92,078
Brixmor Operating Partnership 2.50% 8/16/31	80,000	78,822
Duke Realty 4.00% 9/15/28	145,000	163,953
Equinix 3.20% 11/18/29	90,000	95,484
ERP Operating 3.00% 7/1/29	155,000	165,413
Extra Space Storage 2.35% 3/15/32	140,000	136,766
Healthcare Trust of America Holdings
2.00% 3/15/31	45,000	43,144
3.10% 2/15/30	153,000	160,885
Healthpeak Properties 3.40% 2/1/25	5,000	5,332
Host Hotels & Resorts
3.75% 10/15/23	45,000	47,107
3.88% 4/1/24	40,000	42,359
Kilroy Realty 2.65% 11/15/33	140,000	138,069
Kimco Realty 2.25% 12/1/31	165,000	161,188
Life Storage
2.40% 10/15/31	60,000	59,418
4.00% 6/15/29	10,000	11,202
Mid-America Apartments
1.70% 2/15/31	25,000	23,722
3.95% 3/15/29	40,000	45,022
National Retail Properties 3.50% 10/15/27	125,000	135,596
Office Properties Income Trust
2.40% 2/1/27	30,000	29,645
2.65% 6/15/26	40,000	40,351
4.50% 2/1/25	5,000	5,360
Realty Income 3.25% 1/15/31	20,000	21,703
Scentre Group 3.63% 1/28/26	160,000	173,548
SITE Centers 4.25% 2/1/26	75,000	81,164
UDR
3.10% 11/1/34	20,000	20,843

LVIP JPMorgan Retirement Income Fund–7

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
UDR (continued)
3.20% 1/15/30	22,000	$ 23,557
3.50% 7/1/27	28,000	30,625
VEREIT Operating Partnership 4.60% 2/6/24	35,000	37,771
Welltower 4.25% 4/15/28	90,000	102,162
		2,679,651
Retail–0.32%
7-Eleven 1.30% 2/10/28	100,000	96,133
Alimentation Couche-Tard 3.55% 7/26/27	85,000	93,605
AutoZone 1.65% 1/15/31	105,000	99,736
Kohl S Corporation 3.38% 5/1/31	85,000	87,472
Lowe's Companies 2.80% 9/15/41	130,000	126,459
McDonald's 4.70% 12/9/35	135,000	166,679
O'Reilly Automotive 1.75% 3/15/31	75,000	71,849
		741,933
Semiconductors–0.22%
Broadcom 3.88% 1/15/27	260,000	285,719
Microchip Technology 0.97% 2/15/24	103,000	103,065
QUALCOMM 4.65% 5/20/35	105,000	130,762
		519,546
Software–0.32%
Fidelity National Information Services 3.10% 3/1/41	60,000	60,771
Fiserv 2.65% 6/1/30	160,000	163,720
Microsoft 3.50% 2/12/35	180,000	207,264
Oracle
1.65% 3/25/26	70,000	70,995
4.50% 7/8/44	185,000	212,610
VMware 1.80% 8/15/28	45,000	44,332
		759,692
Telecommunications–0.60%
AT&T
3.10% 2/1/43	55,000	52,731
3.30% 2/1/52	140,000	135,556
3.50% 9/15/53	310,000	306,813
Telefonica Emisiones 5.21% 3/8/47	150,000	187,207
T-Mobile USA 2.05% 2/15/28	210,000	211,680
Verizon Communications
2.10% 3/22/28	155,000	157,339
2.99% 10/30/56	167,000	154,202
4.27% 1/15/36	85,000	99,851
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vodafone Group 5.00% 5/30/38	83,000	$ 103,953
		1,409,332
Transportation–0.30%
Burlington Northern Santa Fe 4.70% 9/1/45	135,000	174,540
CSX 4.30% 3/1/48	140,000	169,819
JB Hunt Transport Services 3.88% 3/1/26	85,000	94,108
Norfolk Southern
2.90% 8/25/51	120,000	116,659
4.05% 8/15/52	130,000	152,647
		707,773
Trucking & Leasing–0.07%
Penske Truck Leasing 4.20% 4/1/27	140,000	157,832
		157,832
Total Corporate Bonds (Cost $30,099,709)		31,238,034
NON-AGENCY ASSET-BACKED SECURITIES–1.52%
AmeriCredit Automobile Receivables Trust Series 2017-2 C 2.97% 3/20/23	68,453	68,545
CarMax Auto Owner Trust Series 2018-2 A3 2.98% 1/17/23	15,252	15,271
Carvana Auto Receivables Trust Series 2021-P3 A3 0.70% 11/10/26	475,000	474,619
•Discover Card Execution Note Trust Series 2017-A1 A1 0.57% (LIBOR01M + 0.49%) 7/15/24	185,000	185,261
Exeter Automobile Receivables Trust Series 2020-1A C 2.49% 1/15/25	460,000	465,849
GLS Auto Receivables Issuer Trust
Series 2020-1A A 2.17% 2/15/24	56,636	56,850
Series 2021-3A B 0.78% 11/17/25	195,000	194,754
HERO Funding Trust
Series 2016-2A A 3.75% 9/20/41	47,160	49,036
Series 2016-3A A1 3.08% 9/20/42	51,361	52,719
Marlette Funding Trust Series 2021-1A A 0.60% 6/16/31	69,300	69,337
NMEF Funding Series 2021-A A2 0.81% 12/15/27	565,000	565,045

LVIP JPMorgan Retirement Income Fund–8

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Octane Receivables Trust Series 2021-1A A 0.93% 3/22/27	148,482	$ 148,546
Santander Drive Auto Receivables Trust Series 2020-4 C 1.01% 1/15/26	420,000	422,714
Tesla Auto Lease Trust Series 2021-B A4 0.63% 9/22/25	175,000	174,496
•Towd Point Mortgage Trust
Series 2015-6 A1B 2.75% 4/25/55	6,877	6,892
Series 2016-1 A1B 2.75% 2/25/55	809	808
Series 2016-2 A1 3.00% 8/25/55	10,370	10,428
Series 2016-3 A1 2.25% 4/25/56	6,738	6,753
Westgate Resorts
Series 2018-1A A 3.38% 12/20/31	65,744	66,327
Series 2018-1A B 3.58% 12/20/31	85,036	85,973
Westlake Automobile Receivables Trust Series 2020-3A B 0.78% 11/17/25	465,000	467,077
Total Non-Agency Asset-Backed Securities (Cost $3,583,820)		3,587,300
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.25%
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.42% 6/25/29	30,232	31,601
Series 2014-2 B2 3.42% 6/25/29	30,232	31,326
Series 2015-4 B1 3.58% 6/25/45	67,201	69,453
Series 2015-4 B2 3.58% 6/25/45	67,201	69,132
Series 2015-6 B1 3.53% 10/25/45	63,330	65,155
Series 2015-6 B2 3.53% 10/25/45	63,330	64,911
Series 2016-4 B1 3.82% 10/25/46	81,460	83,910
Series 2016-4 B2 3.82% 10/25/46	87,362	89,696
•JPMorgan Mortgage Trust Series 2014-IVR6 2A4 2.00% 7/25/44	48,688	48,662
•New Residential Mortgage Loan Trust Series 2016-4A A1 3.75% 11/25/56	34,364	36,879
Total Non-Agency Collateralized Mortgage Obligations (Cost $567,624)		590,725
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.27%
•20 Times Square Trust Series 2018-20TS A 3.20% 5/15/35	388,000	$ 396,248
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	200,000	211,984
•Series 2016-CD2 A4 3.53% 11/10/49	105,000	114,892
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	90,000	99,194
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	195,000	209,669
Series 2015-GC27 A5 3.14% 2/10/48	215,000	228,232
Series 2016-P3 A4 3.33% 4/15/49	145,000	156,206
Series 2016-P5 A4 2.94% 10/10/49	130,000	138,405
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	180,000	184,043
Series 2013-WWP A2 3.42% 3/10/31	100,000	103,431
Series 2014-CR19 A5 3.80% 8/10/47	100,000	107,586
Series 2014-CR20 AM 3.94% 11/10/47	340,000	362,240
Series 2015-3BP A 3.18% 2/10/35	400,000	422,515
Series 2015-CR23 A4 3.50% 5/10/48	135,000	145,798
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	250,000	267,492
Series 2016-C3 A5 2.89% 8/10/49	160,000	169,901
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	105,000	114,515
Series 2017-GS5 A4 3.67% 3/10/50	210,000	231,712
Houston Galleria Mall Trust Series 2015-HGLR A1A2 3.09% 3/5/37	160,000	165,462
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.60% 11/15/48	225,000	241,483
Series 2015-C33 A4 3.77% 12/15/48	340,000	373,570
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	275,000	292,300

LVIP JPMorgan Retirement Income Fund–9

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	130,000	$ 132,196
Series 2015-JP1 A5 3.91% 1/15/49	130,000	143,360
Series 2016-JP2 A4 2.82% 8/15/49	310,000	328,154
Series 2016-JP2 AS 3.06% 8/15/49	210,000	218,433
•Series 2016-JP3 B 3.40% 8/15/49	60,000	62,769
Series 2016-WIKI A 2.80% 10/5/31	75,000	75,008
Series 2016-WIKI B 3.20% 10/5/31	115,000	114,944
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	135,000	144,441
Series 2015-C23 A4 3.72% 7/15/50	440,000	476,457
Series 2015-C26 A5 3.53% 10/15/48	140,000	152,015
Series 2016-C29 A4 3.33% 5/15/49	130,000	139,097
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	250,000	271,991
Series 2016-BNK1 A3 2.65% 8/15/49	205,000	215,553
*•Series 2017-RB1 XA 1.40% 3/15/50	1,370,022	76,136
WF -RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.88% 12/15/45	130,000	132,534
Series 2013-C12 A4 3.20% 3/15/48	251,308	258,233
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $7,413,217)		7,678,199
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–9.22%
U.S. Treasury Bonds
1.13% 5/15/40	550,000	$ 475,385
1.63% 11/15/50	615,000	552,515
2.00% 2/15/50	495,000	486,299
2.25% 8/15/46	1,075,000	1,110,231
2.50% 5/15/46	1,115,000	1,206,508
2.75% 11/15/42	785,000	882,726
2.88% 8/15/45	1,240,000	1,429,778
3.88% 8/15/40	285,000	373,706
≠^U.S. Treasury Coupon Strip 0.00% 2/15/33	1,545,000	1,261,380
U.S. Treasury Notes
∞1.38% 1/31/22	1,032,300	1,036,840
1.50% 3/31/23	2,100,000	2,141,262
1.63% 11/15/22	2,000,000	2,033,750
1.63% 5/15/26	1,315,000	1,356,197
1.75% 3/31/22	1,500,000	1,512,656
2.00% 11/15/21	440,000	441,045
2.00% 8/15/25	1,175,000	1,230,354
2.75% 5/31/23	52,000	54,184
2.88% 11/30/23	1,655,000	1,745,831
2.88% 5/31/25	148,000	159,603
2.88% 5/15/28	750,000	827,197
3.13% 11/15/28	1,200,000	1,348,219
Total U.S. Treasury Obligations (Cost $20,899,354)		21,665,666

TOTAL INVESTMENTS–97.67% (Cost $203,821,429)	229,565,383
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.33%	5,485,778
NET ASSETS APPLICABLE TO 17,346,116 SHARES OUTSTANDING–100.00%	$235,051,161

✧ Class R-6 shares.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
≠ The rate shown is the effective yield at the time of purchase.
^ Zero coupon security.
∞ Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
20	U.S. Treasury 10 yr Notes	$2,632,187	$2,660,276	12/21/21	$—	$(28,089)
Equity Contracts:
61	E-mini MSCI EAFE Index	6,914,350	7,225,911	12/17/21	—	(311,561)
11	E-mini S&P 500 Index	2,363,763	2,363,460	12/17/21	303	—
26	Euro STOXX 50 Index	1,219,140	1,252,104	12/17/21	—	(32,964)
6	FTSE 100 Index	571,850	569,102	12/17/21	2,748	—
					3,051	(344,525)
Total Futures Contracts					$3,051	$(372,614)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BB–Barclays Bank
DB–Deutsche Bank
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
FTSE–Financial Times Stock Exchange
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
RBS–Royal Bank of Scotland
REIT–Real Estate Investment Trust
REMICs–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
USD–United States Dollar
WF–Wells Fargo
yr–Year
See accompanying notes.
LVIP JPMorgan Retirement Income Fund–11

LVIP JPMorgan Retirement Income Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Retirement Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–The Fund operates under a fund of funds structure and invests a substantial portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), advised by J.P. Morgan or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may also invest in individual securities. Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
 Financial statements for the Underlying Funds can be found at www.sec.gov.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
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Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$139,051,380	$—	$—	$139,051,380
Agency Collateralized Mortgage Obligations	—	10,827,333	—	10,827,333
Agency Commercial Mortgage-Backed Securities	—	4,419,167	—	4,419,167
Agency Mortgage-Backed Securities	—	8,671,765	—	8,671,765
Corporate Bonds	—	31,238,034	—	31,238,034
Non-Agency Asset-Backed Securities	—	3,587,300	—	3,587,300
Non-Agency Collateralized Mortgage Obligations	—	590,725	—	590,725
Non-Agency Commercial Mortgage-Backed Securities	—	7,678,199	—	7,678,199
U.S. Treasury Obligations	—	21,665,666	—	21,665,666
Money Market Fund	1,835,814	—	—	1,835,814
Total Investments	$140,887,194	$88,678,189	$—	$229,565,383
Derivatives:

Assets:
Futures Contracts	$3,051	$—	$—	$3,051
Liabilities:
Futures Contracts	$(372,614)	$—	$—	$(372,614)
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Retirement Income Fund–13